SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION

26. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment.

The following table summarizes the Group’s net revenues and long-lived assets in different geographic locations in U.S. dollars:

	Years ended December 31,
	2009		2010		2011
	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)	Net revenues(i)	Long-lived assets(ii)
China (Mainland, Hong Kong and Taiwan)	$77,392	$17,983	$110,077	$28,660	$165,525	$80,388
United States	37,047	11,212	53,588	16,306	71,371	18,985
Japan	12,716	204	20,409	226	24,328	191
Europe	6,700	—	12,742	—	21,370	—
Others	532	1	159	—	823	—

Total	$134,387	$29,400	$196,975	$45,192	$283,417	$99,564

(i)	Net revenues are presented by headquarters location of the Group’s clients.
(ii)	Long-lived assets are presented by the operating location of the subsidiaries of the Group.

The following table summarizes the Group’s net revenue by service lines:

	For the years ended December 31,
	2009	2010	2011
IT Services	$86,145	$134,872	$195,142
Consulting and Solution services	44,460	54,327	76,039
Business process outsourcing services	3,782	7,776	12,236

Total net revenues	$134,387	$196,975	$283,417